Offerings	Jun. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,770,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,514.79
Offering Note	This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on form S-3 (File No. 333-270279) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2031
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,552,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,603.39
Offering Note	This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on form S-3 (File No. 333-270279) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,710,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,902.50
Offering Note	This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on form S-3 (File No. 333-270279) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Notes due 2055
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 742,455,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 113,669.86
Offering Note	This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on form S-3 (File No. 333-270279) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.